Annual Total Returns [BarChart] - iShares 5-10 Year Investment Grade Corporate Bond ETF - iShares 5-10 Year Investment Grade Corporate Bond ETF	Jun. 29, 2021
Bar Chart Table:
Annual Return 2011	5.15%
Annual Return 2012	7.81%
Annual Return 2013	(0.39%)
Annual Return 2014	3.89%
Annual Return 2015	0.68%
Annual Return 2016	3.37%
Annual Return 2017	3.49%
Annual Return 2018	(0.52%)
Annual Return 2019	14.37%
Annual Return 2020	9.62%	[1]

[1]	The Fund’s year-to-date return as of March 31, 2021 was -3.85%.